Note 12 - Income Taxes - Income Tax Expense (Details) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
U.S. Federal	$ 666,517	$ (640,652)	$ 1,648,945
U.S. Federal	(370,553)	930,956	(491,256)
U.S. Federal	295,964	290,304	1,157,689
State	24,680	(10,307)	167,160
State	(52,971)	67,791	(67,514)
State	(28,291)	57,484	99,646
Totals	691,197	(650,959)	1,816,105
Totals	(423,524)	998,747	(558,770)
Totals	$ 267,673	$ 347,788	$ 1,257,335